Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three Months Ended March 31,
(in thousands, except share and per share data)	2022	2021
Net loss	$(3,979)	$(9,484)
Weighted-average shares outstanding, basic and diluted	182,050,468	114,475,401
Net loss per share, basic and diluted	$(0.02)	$(0.08)

	Year Ended December 31,
(in thousands, except share and per share data)	2021	2020
Net loss	$(87,547)	$(53,015)
Weighted-average shares outstanding, basic and diluted	137,157,283	65,161,358
Net loss per share, basic and diluted	$(0.64)	$(0.81)

Schedule of potentially dilutive securities were excluded from the computation of diluted net loss per share
	Three Months Ended March 31,
	2022	2021
Anti-dilutive shares:
Stock options to purchase common stock	23,139,522	15,507,529
Public warrants and private placement warrants	10,533,324	—
Convertible debt (on an if-converted basis)	—	571,106
Unvested RSUs outstanding	553,193	—
Employee stock purchase plan	11,304	—
Total anti-dilutive shares	34,237,343	16,078,635

	Year Ended December 31,
	2021	2020
Anti-dilutive shares:
Stock options to purchase common stock	19,702,845	11,350,934
Public Warrants and Private Placement Warrants	10,533,324	—
Convertible debt (on an if-converted basis)	—	450,591

Total anti-dilutive shares	30,236,169	11,801,525